Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 52,773	$ 42,554
Demand deposits, interest-bearing	33,407	28,652
Money market deposits	122,264	107,321
Savings deposits	176,282	194,300
Time deposits of $250,000 or more	33,709	28,916
Other time deposits	225,876	225,875
Brokered time deposits	20,899	20,315
Total deposits	665,210	647,933
Scheduled maturities of certificates of deposit [Abstract]
2016	201,997
2017	52,152
2018	16,524
2019	4,244
2020	5,567
Thereafter	0
Total	280,484
Deposits from related parties	$ 4,980	$ 4,964